CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited)	June 30, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.6%
COMMUNICATION SERVICES - 13.9%
Diversified Telecommunication Services - 0.2%
GCI Liberty Inc., Class A Shares	3,705	$263,499	*

Entertainment - 1.3%
Liberty Media Corp.-Liberty Formula One, Class A Shares	1,425	41,582	*
Liberty Media Corp.-Liberty Formula One, Class C Shares	2,185	69,286	*
Lions Gate Entertainment Corp., Class B Shares	9,405	64,236	*
Walt Disney Co.	17,562	1,958,339

Total Entertainment		2,133,443

Interactive Media & Services - 7.6%
Alphabet Inc., Class C Shares	2,470	3,491,617	*
Facebook Inc., Class A Shares	26,948	6,119,082	*
Twitter Inc.	113,191	3,371,960	*

Total Interactive Media & Services		12,982,659

Media - 4.8%
AMC Networks Inc., Class A Shares	7,695	179,986	*
Comcast Corp., Class A Shares	146,872	5,725,071
Discovery Inc., Class A Shares	64,320	1,357,152	*
Liberty Broadband Corp., Class A Shares	855	104,472	*
Liberty Broadband Corp., Class C Shares	1,615	200,195	*
Liberty Media Corp.-Liberty SiriusXM, Class A Shares	6,080	209,882	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	12,160	418,912	*

Total Media		8,195,670

TOTAL COMMUNICATION SERVICES		23,575,271

CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.6%
Aptiv PLC	12,590	981,013

Internet & Direct Marketing Retail - 7.3%
Alibaba Group Holding Ltd., ADR	8,672	1,870,550	*
Amazon.com Inc.	3,665	10,111,075	*
Qurate Retail Inc., Class A Shares	46,455	441,323	*

Total Internet & Direct Marketing Retail		12,422,948

Specialty Retail - 2.4%
Advance Auto Parts Inc.	9,794	1,395,155
Home Depot Inc.	7,417	1,858,033
Ulta Beauty Inc.	4,641	944,072	*

Total Specialty Retail		4,197,260

TOTAL CONSUMER DISCRETIONARY		17,601,221

See Notes to Schedule of Investments.

ClearBridge All Cap Growth ETF 2020 Quarterly Report	1

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 2.5%
Beverages - 1.5%
Anheuser-Busch InBev SA/NV, ADR	18,441	$909,141
Monster Beverage Corp.	24,611	1,706,035	*

Total Beverages		2,615,176

Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	5,265	1,596,400

TOTAL CONSUMER STAPLES		4,211,576

ENERGY - 0.2%
Energy Equipment & Services - 0.2%
National Oilwell Varco Inc.	22,990	281,627

FINANCIALS - 1.2%
Capital Markets - 0.3%
Charles Schwab Corp.	16,090	542,877

Consumer Finance - 0.9%
American Express Co.	15,105	1,437,996

TOTAL FINANCIALS		1,980,873

HEALTH CARE - 20.6%
Biotechnology - 10.2%
AbbVie Inc.	15,539	1,525,619
Alexion Pharmaceuticals Inc.	15,032	1,687,192	*
Amgen Inc.	9,802	2,311,900
Biogen Inc.	14,725	3,939,674	*
BioMarin Pharmaceutical Inc.	12,439	1,534,226	*
ImmunoGen Inc.	19,671	90,486	*
Ionis Pharmaceuticals Inc.	26,970	1,590,151	*
Vertex Pharmaceuticals Inc.	15,732	4,567,157	*

Total Biotechnology		17,246,405

Health Care Equipment & Supplies - 0.9%
Alcon Inc.	13,569	777,775	*
Medtronic PLC	8,550	784,035	*

Total Health Care Equipment & Supplies		1,561,810

Health Care Providers & Services - 6.3%
Guardant Health Inc.	17,621	1,429,592	*
UnitedHealth Group Inc.	31,158	9,190,052

Total Health Care Providers & Services		10,619,644

Life Sciences Tools & Services - 1.6%
Thermo Fisher Scientific Inc.	7,627	2,763,567

See Notes to Schedule of Investments.

2	ClearBridge All Cap Growth ETF 2020 Quarterly Report

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Pharmaceuticals - 1.6%
Zoetis Inc.	20,139	$2,759,849

TOTAL HEALTH CARE		34,951,275

INDUSTRIALS - 8.4%
Aerospace & Defense - 2.1%
L3Harris Technologies Inc.	14,331	2,431,541
Raytheon Technologies Corp.	19,850	1,223,157

Total Aerospace & Defense		3,654,698

Air Freight & Logistics - 1.6%
CH Robinson Worldwide Inc.	11,746	928,639
United Parcel Service Inc., Class B Shares	15,895	1,767,206

Total Air Freight & Logistics		2,695,845

Building Products - 0.8%
Johnson Controls International PLC	38,475	1,313,536

Machinery - 0.5%
Otis Worldwide Corp.	7,621	433,330
Pentair PLC	11,780	447,522

Total Machinery		880,852

Professional Services - 1.2%
IHS Markit Ltd.	26,515	2,001,882

Road & Rail - 0.9%
Uber Technologies Inc.	49,333	1,533,270	*

Trading Companies & Distributors - 1.3%
NOW Inc.	23,370	201,683	*
W.W. Grainger Inc.	6,634	2,084,138

Total Trading Companies & Distributors		2,285,821

TOTAL INDUSTRIALS		14,365,904

INFORMATION TECHNOLOGY - 37.0%
Electronic Equipment, Instruments & Components - 1.9%
Dolby Laboratories Inc., Class A Shares	18,525	1,220,242
TE Connectivity Ltd.	25,175	2,053,021

Total Electronic Equipment, Instruments & Components		3,273,263

IT Services - 4.9%
Akamai Technologies Inc.	20,407	2,185,385	*
Fidelity National Information Services Inc.	11,752	1,575,826
Visa Inc., Class A Shares	23,370	4,514,383

Total IT Services		8,275,594

See Notes to Schedule of Investments.

ClearBridge All Cap Growth ETF 2020 Quarterly Report	3

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 7.0%
Broadcom Inc.	14,462	$4,564,352
Cree Inc.	25,584	1,514,317	*
NVIDIA Corp.	7,104	2,698,881
QUALCOMM Inc.	21,721	1,981,172
Texas Instruments Inc.	9,199	1,167,997

Total Semiconductors & Semiconductor Equipment		11,926,719

Software - 18.5%
Adobe Inc.	9,799	4,265,603	*
Autodesk Inc.	15,675	3,749,303	*
Cerence Inc.	3,379	137,998	*
Citrix Systems Inc.	24,795	3,667,429
FireEye Inc.	92,864	1,130,619	*
Microsoft Corp.	38,489	7,832,897
Nuance Communications Inc.	26,980	682,729	*
Nutanix Inc., Class A Shares	31,164	738,743	*
Palo Alto Networks Inc.	8,096	1,859,408	*
salesforce.com Inc.	12,809	2,399,510	*
Splunk Inc.	15,590	3,097,733	*
VMware Inc., Class A Shares	12,199	1,889,137	*

Total Software		31,451,109

Technology Hardware, Storage & Peripherals - 4.7%
Apple Inc.	9,728	3,548,774
Seagate Technology PLC	56,070	2,714,349
Western Digital Corp.	40,061	1,768,693

Total Technology Hardware, Storage & Peripherals		8,031,816

TOTAL INFORMATION TECHNOLOGY		62,958,501

MATERIALS - 2.1%
Chemicals - 1.1%
Ecolab Inc.	9,014	1,793,335

Metals & Mining - 1.0%
Freeport-McMoRan Inc.	86,260	998,028
Nucor Corp.	18,525	767,121

Total Metals & Mining		1,765,149

TOTAL MATERIALS		3,558,484

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Equinix Inc.	3,408	2,393,438

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $141,565,644)		165,878,170

See Notes to Schedule of Investments.

4	ClearBridge All Cap Growth ETF 2020 Quarterly Report

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $4,132,844)	0.042%	4,132,844	$4,132,844

TOTAL INVESTMENTS - 100.0% (Cost - $145,698,488)			170,011,014
Liabilities in Excess of Other Assets - (0.0)%			(83,789)

TOTAL NET ASSETS - 100.0%			$169,927,225

*	Non-income producing security.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge All Cap Growth ETF 2020 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Growth ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$165,878,170	—	—	$165,878,170
Short-Term Investments†	4,132,844	—	—	4,132,844

Total Investments	$170,011,014	—	—	$170,011,014

†	See Schedule of Investments for additional detailed categorizations.

7